Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements
Note 2—Restatement of Previously Issued Financial Statements
In April 2021 the Company re-evaluated its accounting for its Public Warrants (as defined below in Note 4) and Private Placement Warrants (as defined below in Note 5) issued in connection with the Company’s initial public offering (collectively, the “Warrants”) and determined that they should be treated as derivative liabilities pursuant to ASC 815 (“ASC 815”), “Derivative and Hedging”, rather than as components of stockholders’ equity as the Company previously treated the Warrants.
The restated classification and reported values of the Warrants as accounted for under ASC 815 are included in the financial statements herein. In the process of re-evaluating its financial statements the Company also restated its financial statements to classify all Class A common stock as temporary equity and to record accretion on the shares of Class A common stock. The Company had previously classified 3,133,926 shares of its Class A common stock as permanent equity. Since the Company classified the Public Warrants as derivative liabilities, offering costs totaling $1,075,021 that were previously allocated to the reported amount of the Public Warrants are now reflected as an expense in the statement of operations.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Non-Reliance Periods is presented below.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$71,676,615	$71,676,615
Total liabilities	27,590,427	71,676,615	99,267,042
Class A common stock subject to possible redemption	718,724,982	31,275,018	750,000,000
Class A common stock - $0.0001 par value	313	(313)	—
Additional paid-in capital	6,039,586	(6,039,586)	—
Accumulated deficit	(1,041,771)	(96,911,734)	(97,953,505)
Total stockholders’ equity/(deficit)	5,000,002	(102,951,633)	(97,951,631)

	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF OPERATIONS
General and administrative expenses	$(1,374,073)	$(1,075,021)	$(2,449,094)
Change in fair value of warrant liability	—	(43,139,251)	(43,139,251)
Net loss	(1,041,135)	(44,214,272)	(45,255,407)
Basic and diluted net loss per share, Class A	$(0.02)	$(0.77)	$(0.79)
Basic and diluted net loss per share, Class B	$(0.02)	$(0.77)	$(0.79)

	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF CASH FLOWS
Net loss	$(1,041,135)	$(44,214,272)	$(45,255,407)
Change in fair value of warrant liability	—	43,139,251	43,139,251
Issuance costs related to warrant liability	—	1,075,021	1,075,021

	As of July 2, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$28,537,364	$28,537,364
Total liabilities	26,965,589	28,537,364	55,502,953
Class A common stock subject to possible redemption	719,775,570	30,224,430	750,000,000
Class A common stock - $0.0001 par value	302	(302)	—
Additional paid-in capital	5,044,723	(5,044,723)	—
Accumulated deficit	(47,035)	(53,716,769)	(53,763,804)
Total stockholders’ equity/(deficit)	5,000,002	(58,761,794)	(53,761,792)

	As of September 30, 2020 (UNAUDITED)
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$59,344,241	$59,344,241
Total liabilities	27,002,221	59,344,241	86,346,462
Class A common stock subject to possible redemption	719,471,496	30,528,504	750,000,000
Class A common stock - $0.0001 par value	306	(306)	—
Additional paid-in capital	5,293,078	(5,293,078)	—
Accumulated deficit	(295,255)	(84,579,361)	(84,874,616)
Total stockholders’ equity/(deficit)	5,000,003	(89,872,745)	(84,872,742)

	Nine months ended September 30, 2020 (UNAUDITED)
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF OPERATIONS
General and administrative expenses	$(428,397)	$(1,075,021)	$(1,503,418)
Change in fair value of warrant liability	—	(30,806,877)	(30,806,877)
Net loss	(294,620)	(31,881,898)	(32,176,518)
Basic and diluted net loss per share, Class A	$(0.01)	$(0.71)	$(0.72)
Basic and diluted net loss per share, Class B	$(0.01)	$(0.71)	$(0.72)

	Nine months ended September 30, 2020 (UNAUDITED)
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF CASH FLOWS
Net loss	$(294,620)	$(31,881,898)	$(32,176,518)
Change in fair value of warrant liability	—	30,806,877	30,806,877
Issuance costs related to warrant liability	—	1,075,021	1,075,021